Operating Profit Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Operating Lease Rentals

	2018 €m	2017 €m	2016 €m
Operating lease rentals
- hire of plant and machinery	324	292	262
- land and buildings	243	258	250
- other operating leases	61	56	57
Total	628	606	569

Summary of Auditor's Remuneration

In accordance with statutory requirements in Ireland, fees for professional services provided by the Group’s independent auditor in respect of each of the following categories were:

	EY Ireland (statutory auditor)			EY (network firms)			Total
	2018 €m	2017 €m	2016 €m	2018 €m	2017 €m	2016 €m	2018 €m	2017 €m	2016 €m
Audit fees (i)	4	4	3	15	16	16	19	20	19
Other audit-related assurance fees (ii)	-	-	-	1	1	-	1	1	-
Tax advisory services	-	-	-	-	1	1	-	1	1
Total	4	4	3	16	18	17	20	22	20

(i)

Audit of the Group accounts includes audit of internal controls over financial reporting and parent and subsidiary statutory audit fees, but excludes €2 million (2017: €2 million; 2016: €2 million) paid to auditors other than EY.

(ii)	Other assurance services includes attestation and due diligence services that are closely related to the performance of the audit.